PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Income Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

THE PARNASSUS EQUITY INCOME FUND

 Portfolio of Investments as of March 31, 2009 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Consulting Services
800,000	Accenture Ltd.	1.5%	$21,992,000

	Cosmetics & Personal Care
1,150,000	Procter & Gamble Co.	3.8%	$54,153,500

	Data Processing
500,040	Automatic Data Processing Inc.	1.2%	$17,581,406

	Financial Services
1,001,000	JPMorgan Chase & Co.		$26,606,580
633,700	TCF Financial Corp.		7,452,312
1,500,000	Wells Fargo & Co.		21,360,000
		3.8%	$55,418,892

	Food Products
1,234,700	McCormick & Co.		$36,510,079
2,650,000	Sysco Corp.		60,420,000
		6.7%	$96,930,079

	Healthcare Products
515,000	Alcon Inc.		$46,818,650
1,560,000	Johnson & Johnson		82,056,000
		8.9%	$128,874,650

	Healthcare Services
510,000	Laboratory Corp. [1]	2.1%	$29,829,900

	Home Products
850,000	WD-40 Co.	1.4%	$20,519,000

	Industrial Manufacturing
600,000	3M Co.		$29,832,000
1,100,000	Cooper Industries Ltd.		28,446,000
394,053	Danaher Corp.		21,365,554
850,000	Pentair Inc.		18,419,500
1,381,500	Teleflex Inc.		54,002,835
		10.5%	$152,065,889

	Insurance
1,350,000	AFLAC Inc.	1.8%	$26,136,000

	Internet
250,000	Google Inc. [1]	6.0%	$87,015,000

	Machinery
950,000	IDEX Corp.	1.4%	$20,776,500

	Natural Gas
3,000,000	Energen Corp.		$87,390,000
1,925,000	MDU Resources Group Inc.		31,069,500
307,000	Praxair Inc.		20,658,030
150,000	XTO Energy Inc.		4,593,000
		10.0%	$143,710,530

	Oil & Gas
500,000	Apache Corp.		$32,045,000
475,000	Devon Energy Corp.		21,227,750
1,800,000	Valero Energy Corp.		32,220,000
2,900,000	W&T Offshore Inc.		17,835,000
		7.2%	$103,327,750

	Pharmaceuticals
650,000	Cardinal Health Inc.		$20,462,000
547,363	Novartis AG (ADR)		20,706,743
300,000	Teva Pharmaceutical Industries Ltd. (ADR)		13,515,000
		3.8%	$54,683,743

	Real Estate Investment Trusts
1,750,000	ProLogis	0.8%	$11,375,000

	Semiconductors
1,000,000	Intel Corp.		$15,050,000
376,775	Microchip Technology Inc.		7,983,862
		1.6%	$23,033,862

	Software
5,175,000	Microsoft Corp.	6.6%	$95,064,750

	Transportation
400,000	Burlington Northern Santa Fe Corp.	1.7%	$24,060,000

	Utilities
1,075,000	AGL Resources Inc.		$28,519,750
1,500,000	Black Hills Corp.		26,835,000
350,000	Northwest Natural Gas Co.		15,197,000
615,000	Otter Tail Corp.		13,560,750
		5.8%	$84,112,500

	Waste Management
2,550,000	Waste Management Inc.	4.5%	$65,280,000

	Total investment in equities
	(cost $1,677,506,929)	91.1%	$1,315,940,951

Principal Amount $	Community Loans	Percent of Net Assets	Market Value

	Community Development Loans [2]
1,000,000	MicroVest I, LP Note
	5.88%, matures 10/15/2009		$972,403
500,000	MicroVest I, LP Note
	5.88%, matures 03/15/2010		471,397
1,000,000	MicroVest I, LP Note
	5.88%, matures 12/15/2010		897,588
		0.2%	$2,341,388

	Total investment in community loans
	(cost $2,341,388)	0.2%	$2,341,388

	Total investments in long-term securities
	(cost $1,679,848,317)	91.3%	$1,318,282,339

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [2]
100,000	Community Bank of the Bay
	2.27%, matures 08/24/2009	0.0%	$98,411

	Registered Investment Companies -
	Money Market Funds
1,140,886	Evergreen U.S. Government Fund
	variable rate, 0.40%		$1,140,886
65,256,691	SSGA U.S. Government Fund
	variable rate, 0.01%		65,256,691
66,248,036	Wells Fargo U.S. Government Fund
	variable rate, 0.24%		66,248,036
		9.2%	$132,645,613

	Community Development Loans [2]
100,000	Boston Community Loan Fund
	3.00%, matures 06/30/2009		$98,521
200,000	Root Capital Loan Fund
	2.00%, matures 01/25/2010		190,170
100,000	Vermont Community Loan Fund
	3.00%, matures 04/16/2009		99,754
		0.0%	$388,445

	Certificate of Deposit Account Registry Service (CDARS) [2]
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/23/2008, matures 10/22/2009, 2.27%
	Participating depository institutions:
	Chevy Chase Bank, FSB, par 94,500;
	Flagstar Bank, FSB, par 94,500;
	Central Bank of Lake of the Ozarks, par 94,500;
	Banco Popular North America, par 94,500;
	Citizens National Bank of Elkins, par 27,500;
	(cost $488,792)	$488,792

500,000	CDARS agreement with Community Bank of the Bay,
	dated 12/11/2008, matures 12/10/2009, 2.03%
	Participating depository institutions:
	First Niagara Bank, par 27,500;
	ShoreBank, par 94,500;
	Standard Bank & Trust Co., par 94,500;
	Arvest Bank, par 94,500;
	TowneBank, par 94,500;
	BB&T, par 94,500;
	(cost $486,099)	486,099

500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/29/2009, matures 01/28/2010, 1.64%
	Participating depository institutions:
	First Niagara Bank. par 27,500;
	First Service Bank, par 94,500;
	Happy State Bank, par 94,500;
	F&M Bank & Trust Company, par 94,500;
	The Huntington National Bank, par 94,500;
	United Bank, par 94,500;
	(cost $483,407)	483,407

500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/12/2009, matures 02/11/2010, 1.64%
Participating depository institutions:
Bank of Blue Valley, par 94,000;
Lorain National Bank, par 30,000;
MB Financial Bank, par 94,000;
Union Bank, par 94,000;
Union Bank & Trust Company, par 94,000;
WesBanco Bank, par 94,000;
(cost $482,638)		482,638
	0.1%	$1,940,936

Total short-term securities
(cost $135,073,405)	9.3%	$135,073,405

Total securities
(cost $1,814,921,722)	100.6%	$1,453,355,744

Other assets and liabilities - net	-0.6%	$(9,572,737)

Total net assets	100.0%	$1,443,783,007

(1)	These securities are non-income producing.

(2)	Market value adjustments have been applied to these securities to reflect early withdrawal. See note 1 to financial statements.

The portfolio of investments as of March 31, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Equity Income Fund

Cost of long-term investments	$1,684,637,166
Unrealized appreciation	$924,073
Unrealized depreciation	(367,278,900)

Net unrealized depreciation	$(366,354,827)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements, was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Equity Income Fund portfolio investments and other financial instruments which are carried at fair value, as of March 31, 2009:

Valuation level	Investments in Securities
Level 1	$1,448,586,564
Level 2	-
Level 3	4,769,180
Total	$1,453,355,744

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of December 31, 2008	$4,759,700
Discounts/premiums amortization	9,480
Net purchases (sales)	-
Balance as of March 31, 2009	$4,769,180

THE PARNASSUS FIXED-INCOME FUND

 Portfolio of Investments as of March 31, 2009 - UNAUDITED

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Computer Peripherals
3,000,000	Maxtor Corp.
	Notes, 6.80%, due 04/30/2010	2.7%	$2,868,750

	Healthcare Products
2,000,000	Metronic Inc.
	Notes, 1.50%, due 04/15/2011	1.7%	$1,882,500

	Healthcare Services
3,000,000	Hologic Inc.
	Notes, 2.00%, due 12/15/2037	1.9%	$2,047,500

	Oil & Gas
3,000,000	Transocean Inc.
	Notes, 1.63%, due 12/15/2037	2.5%	$2,756,250

	Real Estate Investment Trusts
2,500,000	Prologis
	Notes, 1.88%, due 11/15/2037	1.2%	$1,284,375

	Semiconductors
1,000,000	Intel Corp.
	Notes, 2.95%, due 12/15/2035	0.8%	$815,000

	Telecommunications Services
2,000,000	Nextel Communications Inc.
	Notes, 5.25%, due 01/15/2010	1.8%	$1,927,500

	Total investments in convertible bonds
	(cost $14,647,367)	12.6%	$13,581,875

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Biotechnology
3,000,000	Genentech Inc.
	Notes, 4.75%, due 07/15/2015	2.8%	$2,998,434

	Cosmetics & Personal Care
500,000	Procter & Gamble Co.
	Notes, 3.50%, due 02/15/2015	0.5%	$499,793

	Financial Services
2,000,000	American Express Co.
	Notes, 5.50%, due 09/12/2016		$1,641,080
2,000,000	Charles Schwab Corp.
	Notes, 8.05%, due 03/01/2010		2,004,604
500,000	Goldman Sachs Inc.
	Notes, 6.65%, due 05/15/2009		501,480
1,500,000	Goldman Sachs Inc.
	Notes, 5.75%, due 10/01/2016		1,352,631
1,000,000	Goldman Sachs Inc.
	Notes, 5.63%, due 01/15/2017		778,967
2,000,000	JPMorgan Chase & Co.
	Notes, 2.63%, due 12/01/2010		2,043,352
2,000,000	Merrill Lynch & Co., Inc.
	Notes, 6.50%, due 07/15/2018		1,497,888
2,000,000	Wells Fargo & Co.
	Notes, 3.00%, due 12/09/2011		2,067,792
2,000,000	Wells Fargo & Co.
	Notes, 5.13%, due 09/15/2016		1,647,270
500,000	Wells Fargo Financial Inc.
	Notes, 6.85%, due 07/15/2009		500,634
		13.0%	$14,035,698

	Networking Products
2,800,000	Cisco Systems Inc.
	Notes, 5.50%, due 02/22/2016	2.7%	$2,962,784

	Oil & Gas
2,000,000	Valero Energy Corp.
	Notes, 9.38%, due 03/15/2019	1.9%	$2,064,740

	Retail
400,000	Target Corp.
	Notes, 7.50%, due 08/15/2010	0.4%	$427,605

	Telecommunications Services
1,000,000	Verizon Communications Inc.
	Notes, 5.55%, due 02/15/2016	0.9%	$983,930

	Transportation
2,000,000	Burlington North Santa Fe Corp.
	Notes, 5.65%, due 05/01/2017	1.8%	$1,968,128

	Waste Management
2,000,000	Waste Management Inc.
	Notes, 6.38%, due 03/11/2015	1.8%	$2,000,248

	Total investments in corporate bonds
	(cost $29,089,832)	25.8%	$27,941,360

Shares	Equities	Percent of Net Assets	Market Value

	Natural Gas
30,000	ONEOK Inc.	0.6%	$678,900

	Total investment in equities
	(cost $759,304)	0.6%	$678,900

Principal Amount $	U.S. Government Agency Bonds	Percent of Net Assets	Market Value

4,000,000	Fannie Mae
	5.38%, due 07/17/2013		$4,332,928
4,000,000	Fannie Mae
	4.35%, due 01/25/2010		4,102,412
2,000,000	Fannie Mae
	5.00%, due 03/02/2015		2,228,626
3,000,000	Federal Farm Credit Bank
	5.41%, due 11/07/2016		3,171,234
3,000,000	Federal Home Loan Bank System
	2.88%, due 03/11/2011		3,079,797
2,000,000	Federal Home Loan Bank System
	5.25%, due 09/13/2013		2,235,850
2,000,000	Federal Home Loan Bank System
	5.50%, due 11/17/2016		2,137,920
1,500,000	Federal Home Loan Bank System
	5.13%, due 03/10/2017		1,654,399
1,500,000	Federal Home Loan Bank System
	5.25%, due 09/12/2014		1,690,370
1,500,000	Federal Home Loan Bank System
	5.00%, due 09/14/2012		1,638,943
3,000,000	Freddie Mac
	4.00%, due 06/12/2013		3,168,591
2,000,000	Freddie Mac
	5.05%, due 01/26/2015		2,243,118
2,000,000	Freddie Mac
	5.50%, due 08/23/2017		2,271,932
2,000,000	Private Export Funding
	4.38%, due 03/15/2019		2,013,302
		33.3%	$35,969,422

	Total investments in U.S. government agency bonds
	(cost $34,806,350)	33.3%	$35,969,422

Principal Amount $	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value

4,000,000	U.S. Treasury
	4.50%, due 02/28/2011		$4,280,624
2,000,000	U.S. Treasury
	2.00%, due 09/30/2010		2,039,922
2,000,000	U.S. Treasury
	3.13%, due 09/30/2013		2,141,876
2,000,000	U.S. Treasury
	3.75%, due 11/15/2018		2,180,160
1,000,000	U.S. Treasury
	1.25%, due 11/30/2010		1,008,090
2,015,440	U.S. Treasury (TIPS)
	1.75%, due 01/15/2028		1,929,784
2,298,900	U.S. Treasury (TIPS)
	1.88%, due 07/15/2013		2,356,373
1,007,720	U.S. Treasury (TIPS)
	1.63%, due 01/15/2018		1,018,427
		15.7%	$16,955,256

	Total investments in U.S. government treasury bonds
	(cost $16,610,760)	15.7%	$16,955,256

Principal		Percent of
Amount $	Community Loans	Net Assets	Market Value

	Community Development Loans [2]
100,000	MicroVest I, LP Note
	4.00%, due 01/15/2010	0.1%	$95,249

	Total investment in community loans
	(cost $95,249)	0.1%	$95,249

	Total investment in long-term securities
	(cost $96,008,862)	88.1%	$95,222,062

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds
1,140,886	Evergreen U.S. Government Fund
	variable rate, 0.40%		$1,140,886
3,758,201	SSGA U.S. Government Fund
	variable rate, 0.01%		3,758,201
4,237,940	Wells Fargo U.S. Government Fund
	variable rate, 0.24%		4,237,940
		8.4%	$9,137,027

	Total short-term securities
	(cost $9,137,027)	8.4%	$9,137,027

	Total securities
	(cost $105,145,889)	96.5%	$104,359,089

	Other assets and liabilities - net	3.5%	3,801,459

	Total net assets	100.0%	$108,160,548

The portfolio of investments as of March 31, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Fixed-Income Fund

Cost of long term investments	$96,008,862
Unrealized appreciation	$2,365,642
Unrealized depreciation	(3,152,442)

Net unrealized depreciation	$(786,800)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements, was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Fixed-Income Fund investments and other financial instruments which are carried at fair value, as of March 31, 2009:

Valuation level	Investments in Securities
Level 1	$9,815,927
Level 2	94,447,913
Level 3	95,249
Total	$104,359,089

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of December 31, 2008	$-
Discounts/premiums amortization	(4,751)
Net purchases (sales)	100,000
Balance as of March 31, 2009	$95,249

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 22, 2009

By:	/s/ Marc C. Mahon

Marc C. Mahon Principal Financial Officer

Date:	May 22, 2009